SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of condensed balance sheet

	As of August 31, 2023 (Termination date of former VIE)	As of June 30, 2023
Total current assets	$47,166,299	$47,427,874
Total assets	$53,373,577	$55,420,349
Total current liabilities	$42,047,344	$48,814,652
Total liabilities	$42,047,344	$48,827,831

Schedule of condensed operations

	For the two months from July 1, to August 31, 2023	For the year ended June 30, 2023
Revenue from in-app purchases	$5,460,907	$130,881,024
Revenue from advertisement	709,339	10,044,169
Total revenue	$6,170,246	$140,925,193
Net income	$9,985	$501,521

Schedule of condensed cash flows

	For the two months from July 1, to August 31, 2023	For the year ended June 30, 2023
Net cash (used in) provided by operating activities	$(4,380,861)	$24,630,245
Net cash used in investing activities	$-	$(3,522,229)
Net cash provided by financing activities	$-	$1,320,336

Schedule of contract liabilities and accounts receivable

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2023	16,551,204	2,986,364
Balance as of June 30, 2024	11,024,450	2,830,068

Schedule of plant and equipment useful lives

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%

Schedule of intangible assets useful life

Useful life
Developed games	5-10 years
Royalties	5-8 years
Copyright	8-10 years

Schedule of foreign currency translation

	June 30, 2024	June 30, 2023
Balance sheet items, except for equity accounts	$1=RMB7.2672	$1=RMB7.2513
Items in the statements of income and cash flows	$1=RMB7.2248	$1=RMB6.9536
Balance sheet items, except for equity accounts	$1=HK$7.8083	$1=HK$7.8363
Items in the statements of income and cash flows	$1=HK$7.8190	$1=HK$7.8373

Schedule Of Basic And Diluted Net Loss Per Share

	For the year ended June 30,
	2024	2023
Numerator:
Net income	$8,590,761	$4,094,161
Less: net income attributable to non-controlling interest	342,339	304,348
Net income attributable to Gamehaus’ shareholders	$8,248,422	$3,789,813

Denominator:
Weighted average number of ordinary shares	75,409,060	75,409,060
Incremental weighted average number of ordinary shares from assumed conversion of preferred shares using if-converted method*	74,737,127	74,737,127

Net income attributable to Gamehaus’ shareholders per share
Basic	0.05	0.03
Diluted	0.05	0.03

*	On September 16, 2023, all of the directors of the Company passed the resolution to unconditionally waive any rights, preferences, and privileges of Preferred Shares under the Memorandum and Articles of the Company.

Golden Star Acquisition Corporation [Member]
Schedule Of Statements Of Operations

	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2023	For the Nine Months Ended September 30, 2024	For the Nine Months Ended September 30, 2023
Net income	$248,075	$450,979	$1,198,563	$779,968
Less: remeasurement to redemption value	(150,000)		(928,204)	(16,792,086)
Less: Interest and dividends earned in trust account to be allocated to redeemable shares	(456,069)	(909,355)	(2,195,300)	(1,414,065)
Net loss excluding investment income in trust account	$(357,994)	$(458,376)	$(1,924,941)	$(17,426,183)

	For the year ended of December 31, 2023	For the year ended of December 31, 2022
Net income (loss)	$1,499,586	$(5,700)
Less: remeasurement to redemption value	(16,792,086)	-
Less: Interest and dividends earned in Trust Account to be allocated to redeemable shares	(2,357,323)	-
Net loss excluding investment income in Trust Account	$(17,649,823)	$(5,700)

Schedule Of Basic And Diluted Net Loss Per Share

	For the Three Months Ended September 30, 2024		For the Three Months Ended September 30, 2023		For the Nine Months Ended September 30, 2024		For the Nine Months Ended September 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
	Non-redeemable shares	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares	Redeemable shares	Non-redeemable shares	Redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(157,273)	$(200,721)	$(104,279)	(354,097)	$(561,870)	$(1,363,071)	$(5,828,416)	$(11,597,767)
Accretion of temporary equity	-	150,000	-		-	928,204	-	16,792,086
Accretion of temporary equity- investment income earned	-	456,069	-	909,355	-	2,195,300	-	1,414,065
Allocation of net income (loss)	$(157,273)	$405,348	$(104,279)	555,258	$(561,870)	$1,760,433	$(5,828,416)	$6,608,384
Denominators:
Weighted-average shares outstanding	2,032,000	2,593,370	2,032,000	6,900,000	2,032,000	4,929,545	1,892,557	3,765,934
Basic and diluted net income (loss) per share	$(0.08)	$0.16	$(0.05)	0.08	$(0.28)	$0.36	$(3.08)	$1.75

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Non- redeemable shares	Redeemable shares	Non- redeemable shares	Redeemable shares
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(5,247,650)	$(12,402,173)	$(5,700)	$-
Accretion of temporary equity	-	16,792,086	-
Accretion of temporary equity- investment income earned	-	2,357,323	-	-
Allocation of net income (loss)	$(5,247,650)	$6,747,236	$(5,700)	$-
Denominators:
Weighted-average shares outstanding	1,927,704	4,555,890	1,725,000	-
Basic and diluted net income (loss) per share	$(2.72)	$1.48	$(0.00)	$-